COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)									1 Months Ended	12 Months Ended
	Jan. 25, 2024	Dec. 12, 2023	Dec. 07, 2023	May 31, 2023	Oct. 31, 2021	Sep. 20, 2021	Jun. 15, 2020	May 31, 2018	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 11, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Litigation Settlement, Fee Expense					$ 1,443,498					$ 1,443,498
Contractual Obligation											$ 200,000
Accounts Payable											$ 1,200,000	$ 1,200,000
Employees										$ 10,000
GMR Melbourne LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss Contingency Accrual, Payments						$ 1,455,095
CBL & Associates Properties Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss Contingency, Damages Sought, Value			$ 66,999
[custom:LossContingencyDamagesSoughtValueIncludingCollectionCosts]			$ 84,051
MBABJB Holdings Family Limited Partnership [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss Contingency, Damages Sought, Value		$ 102,884
Loss Contingency, Damages Awarded, Value				$ 87,350
Ackerman LLP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Litigation Settlement, Fee Expense							$ 203,115
Loss Contingency, Damages Awarded, Value							$ 548,000
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finance Lease, Principal Payments								$ 2,112
Lessee, Finance Lease, Discount Rate								5.00%
Loss Contingency, Damages Sought, Value	$ 19,473
Litigation Settlement, Amount Awarded to Other Party									$ 9,000
Escrow Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss Contingency, Accrual, Noncurrent													$ 100,000